Investments (Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2018	Mar. 31, 2018
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		¥ 20,461,313	¥ 21,181,709
Gross unrealized gains, available-for-sale securities		53,601	2,521,529
Gross unrealized losses, available-for-sale securities		43,299	37,610
Fair value, available-for-sale securities		20,471,615	23,665,628
Amortized cost, held-to-maturity securities		2,137,011	2,517,551
Gross unrealized gains, held-to-maturity securities		19,418	24,472
Gross unrealized losses, held-to-maturity securities		24,153	20,177
Total		2,132,276	2,521,846
Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		13,468,933	13,334,619
Gross unrealized gains, available-for-sale securities		3,947	7,332
Gross unrealized losses, available-for-sale securities		21,693	9,656
Fair value, available-for-sale securities		13,451,187	13,332,295
Amortized cost, held-to-maturity securities		1,599,900	1,959,910
Gross unrealized gains, held-to-maturity securities		19,418	24,472
Total		1,619,318	1,984,382
Debt securities | Japanese local government bonds
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		240,193	236,711
Gross unrealized gains, available-for-sale securities		914	2,903
Gross unrealized losses, available-for-sale securities		652	280
Fair value, available-for-sale securities		240,455	239,334
Debt securities | U.S. Treasury bonds and federal agency securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		1,138,917	689,297
Gross unrealized gains, available-for-sale securities		78	109
Gross unrealized losses, available-for-sale securities		5,204	3,557
Fair value, available-for-sale securities		1,133,791	685,849
Debt securities | Foreign corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[1]	913,328	879,506
Gross unrealized gains, available-for-sale securities	[1]	2,580	1,927
Gross unrealized losses, available-for-sale securities	[1]	985	2,082
Fair value, available-for-sale securities	[1]	914,923	879,351
Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[2]	871,031	882,686
Gross unrealized gains, available-for-sale securities	[2]	9,984	13,356
Gross unrealized losses, available-for-sale securities	[2],[3]	10,008	7,628
Fair value, available-for-sale securities	[2]	871,007	888,414
Amortized cost, held-to-maturity securities	[4]	537,111	557,641
Gross unrealized losses, held-to-maturity securities	[4]	24,153	20,177
Total	[4]	512,958	537,464
Debt securities | Residential mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		108,963	117,870
Gross unrealized gains, available-for-sale securities		908	1,264
Gross unrealized losses, available-for-sale securities		434	281
Fair value, available-for-sale securities		109,437	118,853
Debt securities | Commercial mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		465,251	437,115
Gross unrealized gains, available-for-sale securities		3,641	4,132
Gross unrealized losses, available-for-sale securities		298	323
Fair value, available-for-sale securities		468,594	440,924
Debt securities | Japanese corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[5]	2,010,207	1,950,947
Gross unrealized gains, available-for-sale securities	[5]	30,992	40,290
Gross unrealized losses, available-for-sale securities	[5]	2,356	1,410
Fair value, available-for-sale securities	[5]	2,038,843	1,989,827
Debt securities | Other foreign government bonds
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		1,244,490	1,057,852
Gross unrealized gains, available-for-sale securities		557	1,043
Gross unrealized losses, available-for-sale securities		1,669	1,102
Fair value, available-for-sale securities		¥ 1,243,378	1,057,793
Equity securities (marketable)
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[6]		1,595,106
Gross unrealized gains, available-for-sale securities	[6]		2,449,173
Gross unrealized losses, available-for-sale securities	[6]		11,291
Fair value, available-for-sale securities	[6]		¥ 4,032,988

[1]	Other debt securities presented in this line primarily consist of Foreign NCDs and asset-backed securities ("ABS"), of which the total fair values were ¥313,164 million at March 31, 2018, and ¥342,999 million at September 30, 2018.
[2]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥742,565 million and ¥145,849 million, respectively, at March 31, 2018, and ¥728,836 million and ¥142,171 million, respectively, at September 30, 2018. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association ("Ginnie Mae") securities, which are guaranteed by the United States government.
[3]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥88,017 million and ¥145,743 million, respectively, at March 31, 2018, and ¥214,480 million and ¥142,089 million, respectively, at September 30, 2018. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government.
[4]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.
[5]	Other debt securities presented in this line primarily consist of Japanese negotiable certificates of deposit ("NCDs"), of which the total fair values were ¥106,101 million at March 31, 2018, and ¥104,775 million at September 30, 2018.
[6]	The MHFG Group adopted ASU No.2016-01 on April 1, 2018, resulting in a cumulative-effect adjustment from AOCI to Retained earnings for net unrealized gains on equity securities (marketable). The available-for-sale category was eliminated for equity securities effective April 1, 2018. See Note 2 "Recently issued accounting pronouncements" for further details.